RENTALS AND LEASES	12 Months Ended
Dec. 31, 2012
RENTALS AND LEASES
RENTALS AND LEASES

12. RENTALS AND LEASES

The company leases sales and administrative office facilities, distribution centers, research and manufacturing facilities, as well as vehicles and other equipment under operating leases. Total rental expense under the company’s operating leases was $183 million in 2012, $130 million in 2011 and $121 million in 2010. As of December 31, 2012, identifiable future minimum payments with non-cancelable terms in excess of one year were:

MILLIONS
2013	$108
2014	84
2015	70
2016	59
2017	49
Thereafter	155
Total	$525

The company enters into operating leases for vehicles whose non-cancelable terms are one year or less in duration with month-to-month renewal options. These leases have been excluded from the table above. The company estimates payments under such leases will approximate $46 million in 2013. These vehicle leases have guaranteed residual values that have historically been satisfied primarily by the proceeds on the sale of the vehicles.